Supplemental cash flow information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flows Information [Abstract]
Supplemental cash flow information [Text Block]
 21. Supplemental cash flow information

The following table discloses non-cash transactions impacting the Statements of Cash Flows. Note that the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018.

	December 31,	December 31,
	2019	2018
	$	$
Capitalized office lease under IFRS 16	624	-
Change in asset retirement provisions included in mineral properties, plant and equipment	-	(2)
Change in accounts payable related to mineral properties, plant and equipment	-	3,028
Share-based compensation included in mineral properties, plant and equipment	-	46

Changes in non-cash working capital consist of the following:

	Year ended December 31,
	2019	2018
	$	$
Receivables	(1,864)	(6,879)
VAT receivable	-	(4,132)
Prepaid expenses	(176)	28
Inventories	-	(17,691)
Accounts payable and accrued liabilities	(1,720)	(1,195)
Change in non-cash working capital	(3,760)	(29,869)